PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 94.4%
Bank Loans 15.2%
Advertising 0.2%
Clear Channel Outdoor Holdings, Inc., Term B Loan, 2 - 3 Month LIBOR + 3.500%	3.690%(c)	08/21/26		6,930	$6,491,102
Auto Manufacturers 0.3%
Navistar, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%	3.650(c)	11/06/24		10,701	10,630,950
Beverages 0.0%
Jacobs Douwe Egberts International BV (Netherlands), Term B EUR Loan, 3 Month EURIBOR + 1.750%	2.250(c)	11/01/25	EUR	202	240,611
Building Materials 0.3%
Ply Gem Midco, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	3.880(c)	04/12/25		9,759	9,678,173
Chemicals 2.0%
Alpha Bidco, Inc. (United Kingdom), Initial Term B-1 Loan, 3 Month LIBOR + 3.000%	4.000(c)	01/31/24		7,711	7,650,446
Hexion, Inc., Senior Secured Term B Loan, 3 Month LIBOR + 3.500%^	3.730(c)	07/01/26		17,568	17,392,618
Nouryon USA LLC (Netherlands), Initial Dollar Term Loan, 1 Month LIBOR + 3.000%	3.141(c)	10/01/25		13,794	13,513,804
PQ Corp., New Term Loan, 3 Month LIBOR + 3.000%	4.000(c)	02/07/27		1,796	1,790,263
Solenis International LP, First Lien Initial Dollar Term Loan, 3 Month LIBOR + 4.000%	4.233(c)	06/26/25		19,125	18,862,455
Venator Materials LLC, Initial Term Loan, 1 Month LIBOR + 3.000%	3.146(c)	08/08/24		9,548	9,225,318
					68,434,904
Commercial Services 0.7%
Financial & Risk Holdings, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 3.250%	3.396(c)	10/01/25		14,269	14,159,906

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Commercial Services (cont’d.)
MPH Acquisition Holdings LLC, Initial Term Loan, 3 Month LIBOR + 2.750%	3.750%(c)	06/07/23	6,220	$6,127,892
Verscend Holding Corp., Term B Loan, 1 Month LIBOR + 4.500%	4.646(c)	08/27/25	5,692	5,668,174
				25,955,972
Computers 0.9%
Everi Payments, Inc., Term Loan, 1 Month LIBOR + 10.500%^	11.500(c)	05/09/24	623	645,258
McAfee LLC, Term B USD Loan, 1 Month LIBOR + 3.750%	3.896(c)	09/30/24	25,428	25,353,704
Redstone Buyer LLC, Initial Term Loan, 2 Month LIBOR + 5.000%	6.000(c)	09/01/27	2,000	1,993,750
Surf Holdings LLC, Senior Secured First Lien Dollar Tranche Term Loan, 3 Month LIBOR + 3.500%	3.750(c)	03/05/27	4,489	4,387,753
				32,380,465
Electric 0.7%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%	7.000(c)	07/30/26	10,986	10,416,042
PG&E Corp., New Term Loan, 3 Month LIBOR + 4.500%	5.500(c)	06/23/25	13,038	13,132,054
				23,548,096
Electronics 0.1%
Tiger Merger Sub Co., Non-FILO Term Loan, 1 Month LIBOR + 3.500%	3.646(c)	06/30/25	3,575	3,573,885
Entertainment 0.6%
Playtika Holding Corp., Term B Loan, 3 Month LIBOR + 6.000%	7.000(c)	12/10/24	12,705	12,758,996
Scientific Games International, Inc., Initial Term B-5 Loan, 1 Month LIBOR + 2.750%	2.896(c)	08/14/24	8,557	8,239,378
				20,998,374
Healthcare-Services 0.5%
LifePoint Health, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.750%	3.896(c)	11/17/25	18,565	18,309,562

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Insurance 0.3%
Asurion LLC,
Replacement B-6 Term Loan, 1 Month LIBOR + 3.000%	3.146%(c)	11/03/23	1,984	$1,962,834
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%	6.646(c)	08/04/25	7,985	8,032,757
				9,995,591
Media 0.8%
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%	3.146(c)	05/01/26	6,951	6,713,566
Second Amendment Incremental Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	05/01/26	7,865	7,752,249

ION Media Networks, Inc., Term B-4 Loans, 1 Month LIBOR + 3.000%	3.188(c)	12/17/24	9,125	9,073,672
Radiate Holdco LLC, Term B Loan, 1 Month LIBOR + 3.500%	4.250(c)	09/25/26	4,501	4,454,036
				27,993,523
Oil & Gas 1.0%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000(c)	11/01/25	21,327	22,553,302
Chesapeake Energy Corp., Class A Loan, 3 Month LIBOR + 8.000% (Cap N/A, Floor 1.000%)	9.000(c)	06/24/24(d)	14,875	10,486,875
Citgo Holding, Inc., Term Loan, 3 Month LIBOR + 7.000%	8.000(c)	08/01/23	3,474	3,020,657
				36,060,834
Pharmaceuticals 0.5%
Mallinckrodt International Finance SA,
2017 Term B Loan, 3 Month LIBOR + 2.750%	5.500(c)	09/24/24	8,999	8,419,917
2018 Incremental Term Loan, 3 Month LIBOR + 3.000%	5.750(c)	02/24/25	1,022	954,309

Milano Acquisition Corp., Term B Loan, 3 Month LIBOR + 4.000%	4.750(c)	10/01/27	7,125	7,047,815
				16,422,041

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Retail 0.7%
CEC Entertainment, Inc., Term B Loan, 3 Month LIBOR + 8.500%	9.500%(c)	08/31/26(d)	9,179	$5,889,781
Harbor Freight Tools USA, Inc., 2020 Initial Term Loan, 1 Month LIBOR + 3.250%	4.000(c)	10/19/27	3,125	3,099,331
Michaels Stores, Inc., 2020 Refinancing Term B Loan, 1 Month LIBOR + 3.500%	4.250(c)	10/01/27	2,767	2,721,963
Sally Holdings LLC, Term B-2 Loan^	4.500	07/05/24	14,279	14,208,153
				25,919,228
Software 2.8%
Boxer Parent Co., Inc., Initial Dollar Term Loan, 1 Month LIBOR + 4.250%	4.396(c)	10/02/25	19,877	19,634,468
BY Crown Parent LLC, Additional B-1 Term Loan, 1 Month LIBOR + 3.000%	4.000(c)	02/02/26	2,487	2,462,466
Camelot Co. (Luxembourg), Amendment No 2 Incremental Term Loans, 1 Month LIBOR + 3.000%	4.000(c)	10/30/26	2,975	2,962,916
Dun & Bradstreet Corp. (The), Term Loan B, 1 Month LIBOR + 3.750%	3.893(c)	02/06/26	10,027	9,958,874
Exela Intermediate LLC, 2018 Repriced Term Loan, 3 Month LIBOR + 6.500%	7.500(c)	07/12/23	2,595	823,851
Finastra USA, Inc., First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	4.500(c)	06/13/24	16,909	16,354,321
Greeneden U.S. Holdings II LLC, Term Loan, 3 Month LIBOR + 4.000%	4.750(c)	12/01/27	3,100	3,086,050
Informatica LLC,
Dollar 2020 Term Loan, 1 Month LIBOR + 3.250%	3.396(c)	02/25/27	13,930	13,689,122
Second Lien Initial Loan	7.125	02/25/25	3,125	3,171,875
TIBCO Software, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 7.250%	7.400(c)	03/03/28	7,275	7,293,188
Term Loan B-3, 1 Month LIBOR + 3.750%	3.900(c)	06/30/26	12,798	12,510,234

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Software (cont’d.)

Ultimate Software Group, Inc., 2020 Incremental Term Loan, 3 Month LIBOR + 4.000%	4.750%(c)	05/04/26	5,625	$5,631,328
				97,578,693
Telecommunications 2.8%
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%	3.510(c)	05/27/24	9,458	8,328,567
Intelsat Jackson Holdings SA (Luxembourg),
SuperPriority Secured DIP Term Loan, 3 Month LIBOR + 5.500% (Cap N/A, Floor 0.000%)	6.500(c)	07/13/21	2,959	3,014,871
Tranche B-3 Term Loan, PRIME + 4.750%	8.000(c)	11/27/23	4,000	4,037,500
Tranche B-5 Term Loan	8.625	01/02/24	18,833	18,969,439

Iridium Satellite LLC, Initial Term Loan, 1 Month LIBOR + 3.750%	4.750(c)	11/04/26	11,918	11,914,312
West Corp.,
Incremental B1 Term Loan, 3 Month LIBOR + 3.500%	4.500(c)	10/10/24	6,303	5,952,655
Initial Term B Loan, 1 - 3 Month LIBOR + 4.000%	5.000(c)	10/10/24	21,909	20,806,186

Windstream Services LLC, Initial Term Loan, 1 Month LIBOR + 6.250%	7.250(c)	09/21/27	16,057	15,307,568
Xplornet Communications, Inc. (Canada), Initial Term Loan, 1 Month LIBOR + 4.750%	4.896(c)	06/10/27	8,005	7,909,879
				96,240,977

Total Bank Loans (cost $539,173,101)				530,452,981
Corporate Bonds 78.1%
Advertising 0.2%
Clear Channel International BV, Sr. Sec’d. Notes, 144A	6.625	08/01/25	1,200	1,251,000
National CineMedia LLC, Sr. Unsec’d. Notes	5.750	08/15/26	6,600	4,113,145
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes, 144A	6.250	06/15/25	1,219	1,300,112
				6,664,257

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense 0.4%
Howmet Aerospace, Inc., Sr. Unsec’d. Notes	6.875%	05/01/25	2,875	$3,347,575
Spirit AeroSystems, Inc., Sec’d. Notes, 144A(a)	7.500	04/15/25	3,350	3,594,455
SSL Robotics LLC, Sr. Sec’d. Notes, 144A	9.750	12/31/23	5,525	6,267,151
				13,209,181
Agriculture 0.6%
Vector Group Ltd.,
Gtd. Notes, 144A	10.500	11/01/26	2,125	2,277,208
Sr. Sec’d. Notes, 144A	6.125	02/01/25	17,205	17,420,062
				19,697,270
Apparel 0.6%
Hanesbrands, Inc.,
Gtd. Notes, 144A(a)	4.625	05/15/24	5,820	6,118,676
Gtd. Notes, 144A	5.375	05/15/25	1,300	1,383,350

Levi Strauss & Co., Sr. Unsec’d. Notes	5.000	05/01/25	2,900	2,980,970
William Carter Co. (The), Gtd. Notes, 144A	5.500	05/15/25	6,766	7,162,528
Wolverine World Wide, Inc., Gtd. Notes, 144A	6.375	05/15/25	2,500	2,674,803
				20,320,327
Auto Manufacturers 1.8%
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	4.750	10/01/27	500	528,593
Ford Motor Co., Sr. Unsec’d. Notes	9.000	04/22/25	31,466	38,221,830
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes(a)	3.336	03/18/21	4,695	4,710,751
Sr. Unsec’d. Notes	5.584	03/18/24	6,025	6,478,580

Jaguar Land Rover Automotive PLC (United Kingdom), Sr. Unsec’d. Notes, 144A(a)	7.750	10/15/25	4,975	5,333,641

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Navistar International Corp.,
Gtd. Notes, 144A(a)	6.625%	11/01/25	3,625	$3,793,453
Sr. Sec’d. Notes, 144A	9.500	05/01/25	4,550	5,099,702
				64,166,550
Auto Parts & Equipment 1.2%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	5,000	5,037,056
Adient US LLC, Sr. Sec’d. Notes, 144A	9.000	04/15/25	4,500	5,031,320
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.250	04/01/25	13,484	13,954,478
Dana Financing Luxembourg SARL,
Gtd. Notes, 144A	5.750	04/15/25	12,473	12,972,026
Gtd. Notes, 144A	6.500	06/01/26	175	183,864
Dana, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/27	400	425,439
Sr. Unsec’d. Notes(a)	5.500	12/15/24	5,000	5,101,491
				42,705,674
Banks 0.7%
CIT Group, Inc.,
Sr. Unsec’d. Notes	5.000	08/15/22	975	1,036,180
Sr. Unsec’d. Notes	5.000	08/01/23	6,525	7,086,808

Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	7.625	05/01/26	4,475	4,564,428
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes(a)	6.125	09/14/23	12,050	12,928,022
				25,615,438
Building Materials 1.5%
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	7.375	06/05/27	1,885	2,112,374
Forterra Finance LLC/FRTA Finance Corp., Sr. Sec’d. Notes, 144A	6.500	07/15/25	1,225	1,308,908
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25	450	459,488
Sr. Sec’d. Notes, 144A	6.250	05/15/25	4,600	4,959,124

Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(a)	5.000	02/15/27	22,585	23,718,456

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)

Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	5.125%	06/01/25	7,074	$7,201,619
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24	11,617	11,996,995
				51,756,964
Chemicals 2.6%
Atotech Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A(a)	6.250	02/01/25	3,390	3,454,067
Chemours Co. (The), Gtd. Notes(a)	7.000	05/15/25	7,470	7,731,000
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	6,000	5,640,000
Nouryon Holding BV (Netherlands), Sr. Unsec’d. Notes, 144A(a)	8.000	10/01/26	6,000	6,421,674
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.875	06/01/24	9,350	9,722,871
Sr. Unsec’d. Notes, 144A	5.250	08/01/23	11,244	11,288,621

Olin Corp., Sr. Unsec’d. Notes, 144A(a)	9.500	06/01/25	2,785	3,423,653
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	6,211	6,185,290
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22	2,000	2,014,801
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24	9,649	7,718,994
Tronox Finance PLC, Gtd. Notes, 144A(a)	5.750	10/01/25	9,007	9,313,770
Tronox, Inc.,
Gtd. Notes, 144A(a)	6.500	04/15/26	5,738	5,954,415
Sr. Sec’d. Notes, 144A	6.500	05/01/25	7,150	7,614,435

Valvoline, Inc., Gtd. Notes	4.375	08/15/25	1,690	1,746,452
W.R. Grace & Co.-Conn.,
Gtd. Notes, 144A	4.875	06/15/27	1,925	2,028,332
Gtd. Notes, 144A	5.625	10/01/24	500	538,797
				90,797,172

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services 2.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625%	07/15/26	6,810	$7,322,635
Brink’s Co. (The), Gtd. Notes, 144A	5.500	07/15/25	3,310	3,535,049
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25	36,145	38,419,352
Nielsen Co. Luxembourg SARL (The), Gtd. Notes, 144A(a)	5.000	02/01/25	5,336	5,497,126
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(a)	5.000	04/15/22	3,441	3,451,868
Refinitiv US Holdings, Inc., Gtd. Notes, 144A(a)	8.250	11/15/26	9,500	10,356,511
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Gtd. Notes, 144A	4.625	11/01/26	1,020	1,059,226
United Rentals North America, Inc., Gtd. Notes	5.875	09/15/26	3,575	3,792,065
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A(a)	9.750	08/15/26	5,550	6,034,000
				79,467,832
Computers 1.2%
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A	5.875	06/15/21	7,847	7,860,249
Gtd. Notes, 144A(a)	7.125	06/15/24	8,463	8,781,017

EMC Corp., Sr. Unsec’d. Notes(a)	3.375	06/01/23	3,500	3,606,732
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	9,322	9,547,671
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A(a)	5.750	06/01/25	5,370	5,709,523
Sr. Unsec’d. Notes, 144A	6.750	06/01/25	7,900	8,105,758
				43,610,950

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Distribution/Wholesale 0.4%
Avient Corp., Sr. Unsec’d. Notes, 144A	5.750%	05/15/25	1,725	$1,842,695
H&E Equipment Services, Inc., Gtd. Notes	5.625	09/01/25	10,727	11,206,434
				13,049,129
Diversified Financial Services 3.6%
Alliance Data Systems Corp., Gtd. Notes, 144A(a)	4.750	12/15/24	9,840	9,448,613
Fairstone Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	07/15/24	4,865	5,153,515
goeasy Ltd. (Canada), Gtd. Notes, 144A	5.375	12/01/24	20,875	21,675,152
LPL Holdings, Inc., Gtd. Notes, 144A	5.750	09/15/25	8,067	8,347,630
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	3,745	3,897,839
Gtd. Notes, 144A	6.000	01/15/27	3,000	3,112,200
Gtd. Notes, 144A	9.125	07/15/26	10,617	11,404,444
OneMain Finance Corp.,
Gtd. Notes	5.625	03/15/23	5,160	5,493,720
Gtd. Notes	6.875	03/15/25	13,405	15,374,192
Gtd. Notes	7.125	03/15/26	20,638	23,760,341
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A	4.500	03/15/23	1,924	2,006,429
Gtd. Notes, 144A	5.250	08/15/22	9,569	10,001,463

PennyMac Financial Services, Inc., Gtd. Notes, 144A	5.375	10/15/25	5,075	5,290,745
				124,966,283
Electric 1.3%
Calpine Corp., Sr. Sec’d. Notes, 144A(a)	5.250	06/01/26	17,398	18,021,520
NRG Energy, Inc.,
Gtd. Notes	6.625	01/15/27	5,680	5,987,846
Gtd. Notes	7.250	05/15/26	4,000	4,241,248
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	4,290	4,524,022
Gtd. Notes, 144A	5.500	09/01/26	13,467	14,093,989
				46,868,625

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electrical Components & Equipment 0.4%
WESCO Distribution, Inc., Gtd. Notes, 144A(a)	7.125%	06/15/25	11,626	$12,707,153
Electronics 0.2%
Brightstar Escrow Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	6,938	7,167,727
Sensata Technologies BV, Gtd. Notes, 144A	5.625	11/01/24	1,100	1,232,004
				8,399,731
Energy-Alternate Sources 0.2%
Enviva Partners LP/Enviva Partners Finance Corp., Gtd. Notes, 144A	6.500	01/15/26	5,525	5,903,694
Engineering & Construction 0.7%
AECOM, Gtd. Notes	5.875	10/15/24	11,822	13,123,738
PowerTeam Services LLC, Sr. Sec’d. Notes, 144A	9.033	12/04/25	2,025	2,222,018
TopBuild Corp., Gtd. Notes, 144A	5.625	05/01/26	8,925	9,258,755
				24,604,511
Entertainment 3.0%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000	06/15/26	10,812	2,853,545
Sr. Sec’d. Notes, 144A	10.500	04/24/26	1,858	1,392,287

Bally’s Corp., Gtd. Notes, 144A	6.750	06/01/27	2,275	2,376,261
Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A	6.250	07/01/25	2,415	2,571,256
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A	5.250	10/15/25	20,514	20,610,724
Sr. Sec’d. Notes, 144A	5.750	07/01/25	675	714,081

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	1,350	1,407,394

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes(a)	5.375%	06/01/24	5,000	$5,009,596
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A(a)	7.625	04/15/26	10,925	11,324,816
International Game Technology PLC,
Sr. Sec’d. Notes, 144A(a)	6.250	02/15/22	4,953	5,094,941
Sr. Sec’d. Notes, 144A	6.500	02/15/25	15,460	17,062,192

Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24	10,511	10,660,821
Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A(a)	6.625	11/15/27	1,525	1,519,655
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance Inc.,, Sr. Unsec’d. Notes, 144A	8.500	11/15/27	4,300	4,568,970
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625	01/15/27	750	780,373
Scientific Games International, Inc.,
Gtd. Notes, 144A	8.625	07/01/25	6,500	7,020,717
Sr. Sec’d. Notes, 144A	5.000	10/15/25	4,600	4,722,134

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsec’d. Notes, 144A(a)	7.750	04/15/25	4,400	4,739,160
				104,428,923
Foods 2.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC,
Gtd. Notes, 144A(a)	3.250	03/15/26	15,800	15,929,740
Gtd. Notes, 144A	4.625	01/15/27	19,700	20,736,926

B&G Foods, Inc., Gtd. Notes(a)	5.250	04/01/25	19,804	20,547,795
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A(a)	5.750	06/15/25	11,743	12,095,553
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750	03/15/25	16,343	16,775,587
Post Holdings, Inc., Gtd. Notes, 144A	5.000	08/15/26	4,775	4,949,868
US Foods, Inc., Gtd. Notes, 144A(a)	5.875	06/15/24	10,042	10,158,660
				101,194,129

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Gas 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes(a)	5.500%	05/20/25	14,649	$16,104,107
Sr. Unsec’d. Notes	5.625	05/20/24	9,820	10,729,878
Sr. Unsec’d. Notes	5.750	05/20/27	1,395	1,589,961
Sr. Unsec’d. Notes	5.875	08/20/26	235	264,213
				28,688,159
Healthcare-Services 3.7%
Acadia Healthcare Co., Inc., Gtd. Notes	6.500	03/01/24	9,000	9,232,102
Centene Corp., Sr. Unsec’d. Notes	4.750	01/15/25	17,125	17,578,783
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	500	559,500
Gtd. Notes(a)	5.375	09/01/26	710	806,573
Gtd. Notes	5.875	02/15/26	236	271,689
Gtd. Notes	7.500	12/15/23	3,000	3,435,021

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	6.750	04/15/25	1,000	1,067,670
MEDNAX, Inc., Gtd. Notes, 144A	5.250	12/01/23	23,172	23,433,291
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes(a)	5.375	11/15/22	6,619	6,962,179
Sr. Unsec’d. Notes, 144A	4.875	06/15/25	4,832	4,949,804

Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	2,725	2,847,839
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	2,055	2,258,322
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A(a)	6.750	07/01/25	1,650	1,683,749
Gtd. Notes, 144A	10.000	04/15/27	330	361,317
Tenet Healthcare Corp.,
Sec’d. Notes(a)	5.125	05/01/25	2,910	2,940,167
Sr. Sec’d. Notes(a)	4.625	07/15/24	14,348	14,627,655
Sr. Sec’d. Notes, 144A	4.875	01/01/26	3,450	3,571,342
Sr. Sec’d. Notes, 144A(a)	7.500	04/01/25	7,750	8,483,864
Sr. Unsec’d. Notes(a)	6.750	06/15/23	16,450	17,669,600
Sr. Unsec’d. Notes	7.000	08/01/25	5,000	5,163,764
				127,904,231

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders 2.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.750%	08/01/25	8,375	$8,724,887
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	350	368,283
Gtd. Notes	6.750	03/15/25	12,045	12,526,800
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A	6.250	09/15/27	455	480,703
Gtd. Notes, 144A	6.375	05/15/25	8,040	8,340,285
Forestar Group, Inc.,
Gtd. Notes, 144A(a)	5.000	03/01/28	3,150	3,178,357
Gtd. Notes, 144A(a)	8.000	04/15/24	4,025	4,241,489
KB Home,
Gtd. Notes	7.000	12/15/21	1,820	1,897,931
Gtd. Notes	7.500	09/15/22	5,345	5,882,018
Gtd. Notes(a)	7.625	05/15/23	4,871	5,406,582

Lennar Corp., Gtd. Notes	4.875	12/15/23	2,450	2,704,164
M/I Homes, Inc., Gtd. Notes	5.625	08/01/25	2,466	2,569,334
Meritage Homes Corp.,
Gtd. Notes(a)	6.000	06/01/25	5,200	5,921,755
Gtd. Notes(a)	7.000	04/01/22	990	1,049,128

New Home Co., Inc. (The), Gtd. Notes, 144A	7.250	10/15/25	1,725	1,781,976
STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	2,675	2,736,694
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	6.625	07/15/27	782	848,587
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.625	03/01/24	14,098	15,099,694
Gtd. Notes, 144A	5.875	04/15/23	6,545	6,913,635
				90,672,302
Internet 0.2%
Cablevision Lightpath LLC, Sr. Sec’d. Notes, 144A	3.875	09/15/27	5,125	5,176,792
Netflix, Inc., Sr. Unsec’d. Notes, 144A(a)	3.625	06/15/25	1,925	2,041,015
				7,217,807

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel 0.1%
Cleveland-Cliffs, Inc., Sr. Sec’d. Notes, 144A	9.875%	10/17/25	1,982	$2,311,357
Leisure Time 0.3%
Carnival Corp., Sr. Unsec’d. Notes, 144A	7.625	03/01/26	125	132,413
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A(a)	10.250	02/01/26	4,725	5,367,091
Sr. Sec’d. Notes, 144A	12.250	05/15/24	1,170	1,387,085
Sr. Unsec’d. Notes, 144A(a)	3.625	12/15/24	5,275	4,710,300
				11,596,889
Lodging 3.3%
Boyd Gaming Corp.,
Gtd. Notes(a)	6.375	04/01/26	3,877	4,026,170
Gtd. Notes, 144A	8.625	06/01/25	2,250	2,499,100
Hilton Domestic Operating Co., Inc.,
Gtd. Notes	4.250	09/01/24	4,897	4,949,055
Gtd. Notes	5.125	05/01/26	7,075	7,329,911
Gtd. Notes, 144A	5.375	05/01/25	10,962	11,592,464
Marriott International, Inc.,
Sr. Unsec’d. Notes	2.875	03/01/21	2,775	2,783,863
Sr. Unsec’d. Notes, Series EE(a)	5.750	05/01/25	1,300	1,506,529
MGM Resorts International,
Gtd. Notes(a)	5.750	06/15/25	12,215	13,228,841
Gtd. Notes	6.000	03/15/23	8,572	9,168,699
Gtd. Notes(a)	6.750	05/01/25	16,975	18,219,497
Gtd. Notes	7.750	03/15/22	11,750	12,544,725

Station Casinos LLC, Gtd. Notes, 144A(a)	5.000	10/01/25	9,795	9,882,115
Wyndham Destinations, Inc., Sr. Sec’d. Notes, 144A	4.625	03/01/30	2,575	2,659,751
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A(a)	4.875	10/01/24	12,550	12,601,798
Sr. Unsec’d. Notes, 144A(a)	5.500	01/15/26	3,800	3,844,549
				116,837,067
Machinery-Diversified 0.4%
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	10.125	08/01/24	14,418	14,857,561

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media 8.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.000%	02/01/28	5,529	$5,830,508
Sr. Unsec’d. Notes, 144A(a)	5.125	05/01/27	11,400	11,993,769
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	11,465	11,939,625
Sr. Unsec’d. Notes, 144A	5.750	02/15/26	26,738	27,709,829
Sr. Unsec’d. Notes, 144A	5.875	05/01/27	23,827	24,864,093

Clear Channel Worldwide Holdings, Inc., Gtd. Notes(a)	9.250	02/15/24	30,060	30,079,592
CSC Holdings LLC,
Gtd. Notes, 144A	5.500	05/15/26	45,562	47,404,091
Gtd. Notes, 144A	5.500	04/15/27	18,766	19,782,336

Diamond Sports Group LLC/Diamond Sports Finance Co., Sr. Sec’d. Notes, 144A(a)	5.375	08/15/26	15,460	11,978,600
DISH DBS Corp.,
Gtd. Notes(a)	5.000	03/15/23	1,635	1,700,198
Gtd. Notes	5.875	07/15/22	8,650	9,066,623
Gtd. Notes(a)	5.875	11/15/24	6,247	6,643,369
Gtd. Notes	6.750	06/01/21	20,962	21,436,156
Entercom Media Corp.,
Gtd. Notes, 144A(a)	7.250	11/01/24	1,420	1,369,200
Sec’d. Notes, 144A(a)	6.500	05/01/27	1,525	1,476,032

EW Scripps Co. (The), Gtd. Notes, 144A(a)	5.125	05/15/25	8,900	8,920,239
Gray Television, Inc., Gtd. Notes, 144A(a)	5.875	07/15/26	2,650	2,778,327
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A(a)	4.500	09/15/26	6,200	6,459,445
Sinclair Television Group, Inc.,
Gtd. Notes, 144A	5.625	08/01/24	10,335	10,528,211
Gtd. Notes, 144A	5.875	03/15/26	3,923	3,987,746
Sirius XM Radio, Inc.,
Gtd. Notes, 144A(a)	3.875	08/01/22	6,438	6,538,820
Gtd. Notes, 144A	4.625	07/15/24	750	776,297
TEGNA, Inc.,
Gtd. Notes, 144A(a)	4.750	03/15/26	2,725	2,892,667
Gtd. Notes, 144A(a)	5.500	09/15/24	537	547,755
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	5.125	02/15/25	7,443	7,493,245
Sr. Sec’d. Notes, 144A(a)	6.625	06/01/27	6,425	6,871,978
				291,068,751

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining 2.8%
Constellium SE,
Gtd. Notes, 144A(a)	5.750%	05/15/24	12,602	$12,845,783
Gtd. Notes, 144A(a)	6.625	03/01/25	10,056	10,380,669

Eldorado Gold Corp. (Turkey), Sec’d. Notes, 144A	9.500	06/01/24	6,957	7,651,466
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24	6,675	6,810,214
Gtd. Notes, 144A	6.875	03/01/26	660	682,328
Gtd. Notes, 144A(a)	7.250	04/01/23	18,885	19,287,483
Freeport-McMoRan, Inc.,
Gtd. Notes	3.875	03/15/23	17,245	17,978,144
Gtd. Notes	4.550	11/14/24	1,535	1,677,034

Hudbay Minerals, Inc. (Peru), Gtd. Notes, 144A	7.625	01/15/25	5,598	5,835,919
New Gold, Inc. (Canada), Gtd. Notes, 144A	6.375	05/15/25	11,431	11,913,988
Novelis Corp., Gtd. Notes, 144A(a)	5.875	09/30/26	1,525	1,599,364
				96,662,392
Miscellaneous Manufacturing 1.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	2,350	2,101,647
Sr. Unsec’d. Notes, 144A(a)	7.500	03/15/25	9,428	8,129,325
Sr. Unsec’d. Notes, 144A	8.750	12/01/21	27,115	27,810,862

FXI Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875	11/01/24	836	838,941
				38,880,775
Oil & Gas 6.3%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	10,985	7,250
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25	7,120	5,675,566
Gtd. Notes	5.125	12/01/22	8,150	7,691,183
Gtd. Notes	5.625	06/01/23	27,971	25,145,839

Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	9.000	11/01/27	11,180	11,725,322

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250%	08/01/24	17,582	$15,689,805
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	6.250	08/15/22	1,000	974,631
Sr. Sec’d. Notes, 144A	7.000	06/15/25	9,285	9,052,896

Diamond Offshore Drilling, Inc., Sr. Unsec’d. Notes (original cost $2,386,375; purchased 12/26/19 - 01/10/20)(f)	7.875	08/15/25(d)	2,725	225,299
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp., Sr. Unsec’d. Notes, 144A	7.750	12/15/25	7,650	7,864,717
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.500	01/30/26	6,500	6,694,044
Sr. Unsec’d. Notes, 144A	5.750	01/30/28	284	302,326
Sr. Unsec’d. Notes, 144A	6.625	07/15/25	4,350	4,638,419
EQT Corp.,
Sr. Unsec’d. Notes(a)	3.000	10/01/22	1,000	1,003,845
Sr. Unsec’d. Notes	3.900	10/01/27	9,711	9,618,908
Sr. Unsec’d. Notes	8.750	02/01/30	1,475	1,865,875
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.000	12/01/24	6,400	6,233,565
Sr. Unsec’d. Notes, 144A	5.750	10/01/25	11,761	11,491,620
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	7.000	03/31/24	7,172	7,215,558
Gtd. Notes, 144A(a)	7.125	02/01/27	4,450	4,376,800
Sec’d. Notes, 144A	6.500	01/15/25	2,543	2,595,874

Nabors Industries Ltd., Gtd. Notes, 144A	7.250	01/15/26	2,800	1,569,693
Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25	11,240	4,115,387
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes(a)	2.700	08/15/22	5,507	5,419,209
Sr. Unsec’d. Notes(a)	2.900	08/15/24	1,525	1,421,621
Sr. Unsec’d. Notes	3.125	02/15/22	700	697,990
Sr. Unsec’d. Notes	3.200	08/15/26	275	242,833
Sr. Unsec’d. Notes	3.500	06/15/25	125	116,856
Sr. Unsec’d. Notes(a)	5.875	09/01/25	9,300	9,376,976
Sr. Unsec’d. Notes	6.950	07/01/24	175	185,588

PBF Holding Co. LLC/PBF Finance Corp., Sr. Sec’d. Notes, 144A	9.250	05/15/25	8,265	8,204,468
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125	01/15/26	8,221	5,427,241

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Range Resources Corp.,
Gtd. Notes	4.875%	05/15/25	4,825	$4,466,789
Gtd. Notes	5.000	03/15/23	14,129	13,793,063
Gtd. Notes, 144A(a)	9.250	02/01/26	2,600	2,699,475
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25	1,200	477,977
Gtd. Notes, 144A	7.500	01/15/26	8,325	2,440,819
WPX Energy, Inc.,
Sr. Unsec’d. Notes	5.250	09/15/24	13,208	14,135,384
Sr. Unsec’d. Notes	8.250	08/01/23	4,720	5,379,107
				220,259,818
Packaging & Containers 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Sr. Sec’d. Notes, 144A	4.125	08/15/26	2,250	2,340,456
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	6.375	08/15/25	5,435	5,997,356
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Sec’d. Notes, 144A(a)	5.125	07/15/23	572	579,341
				8,917,153
Pharmaceuticals 2.2%
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27	4,900	5,399,289
Gtd. Notes, 144A	9.250	04/01/26	5,025	5,573,091
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.500	03/01/23	749	749,773
Gtd. Notes, 144A	6.125	04/15/25	46,025	47,359,719
Gtd. Notes, 144A	9.000	12/15/25	5,775	6,343,204
Sr. Sec’d. Notes, 144A(a)	5.500	11/01/25	500	514,860
Sr. Sec’d. Notes, 144A(a)	7.000	03/15/24	5,000	5,155,066

P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	3,925	4,154,340
				75,249,342
Pipelines 1.8%
DCP Midstream Operating LP, Gtd. Notes, 144A	4.750	09/30/21	2,825	2,858,408

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
EQM Midstream Partners LP,
Sr. Unsec’d. Notes(a)	4.125%	12/01/26	3,729	$3,707,539
Sr. Unsec’d. Notes	4.750	07/15/23	6,165	6,288,628
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	2,330	2,485,357

Rattler Midstream LP, Gtd. Notes, 144A(a)	5.625	07/15/25	2,005	2,121,879
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(a)	3.600	05/15/25	4,875	4,997,576
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	09/15/24	16,937	16,764,711
Gtd. Notes, 144A	7.500	10/01/25	1,900	1,954,073
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes(a)	4.250	11/15/23	7,800	7,842,205
Gtd. Notes(a)	5.875	04/15/26	625	658,681
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	2,300	2,298,946
Sr. Unsec’d. Notes(a)	4.000	07/01/22	3,045	3,100,626
Sr. Unsec’d. Notes(a)	4.350	02/01/25	7,650	7,632,501
				62,711,130
Real Estate 0.7%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	6,115	6,429,657
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	6,150	6,291,217
Howard Hughes Corp. (The), Gtd. Notes, 144A(a)	5.375	03/15/25	7,500	7,733,323
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26	2,450	2,476,875
				22,931,072
Real Estate Investment Trusts (REITs) 3.3%
Diversified Healthcare Trust,
Gtd. Notes(a)	9.750	06/15/25	15,900	18,155,022
Sr. Unsec’d. Notes	6.750	12/15/21	1,700	1,742,291

ESH Hospitality, Inc., Gtd. Notes, 144A(a)	5.250	05/01/25	17,113	17,538,708
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	04/15/26	3,100	3,500,220

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes, 144A	4.625%	06/15/25	1,130	$1,191,120
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.000	10/15/27	1,375	1,454,253
Gtd. Notes	5.250	08/01/26	375	390,846

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25	17,455	18,881,965
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(a)	5.000	04/15/23	10,020	10,025,262
Sabra Health Care LP, Gtd. Notes	5.125	08/15/26	650	718,285
SBA Communications Corp.,
Sr. Unsec’d. Notes(a)	4.000	10/01/22	11,449	11,580,421
Sr. Unsec’d. Notes(a)	4.875	09/01/24	2,729	2,799,179
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A(a)	3.500	02/15/25	4,450	4,542,790
Gtd. Notes, 144A	3.750	02/15/27	14,100	14,395,010
Gtd. Notes, 144A	4.250	12/01/26	6,370	6,606,727
				113,522,099
Retail 3.3%
Beacon Roofing Supply, Inc., Gtd. Notes, 144A	4.875	11/01/25	2,825	2,861,867
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24	14,258	14,649,556
Sr. Unsec’d. Notes	3.875	05/15/23	3,125	3,092,712

CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22(d)	6,925	98,262
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.500	10/30/25	7,225	7,781,081
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes (original cost $3,423,053; purchased 01/28/19 - 10/07/19)(f)	6.500	05/01/21	3,948	3,753,497
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes (original cost $4,328,169; purchased 05/06/15 - 05/22/19)(f)	8.625	06/15/20(d)	4,790	767,121
Sr. Unsec’d. Notes (original cost $8,522,938; purchased 01/30/17 - 01/10/19)(f)	8.625	06/15/20(d)	9,025	1,315,366

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A(a)	6.750%	10/15/24	12,929	$12,625,788
L Brands, Inc., Gtd. Notes	5.625	10/15/23	19,076	20,353,319
PetSmart, Inc.,
Gtd. Notes, 144A	7.125	03/15/23	6,250	6,170,060
Sr. Sec’d. Notes, 144A	5.875	06/01/25	3,325	3,367,737

Rite Aid Corp., Sr. Sec’d. Notes, 144A(a)	8.000	11/15/26	1,364	1,391,775
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes(a)	5.500	11/01/23	2,217	2,235,140
Gtd. Notes(a)	5.625	12/01/25	9,245	9,481,659
Sec’d. Notes, 144A	8.750	04/30/25	1,625	1,804,755
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.500	06/01/24	9,272	9,496,352
Sr. Unsec’d. Notes	5.750	03/01/25	15,192	15,466,697
				116,712,744
Semiconductors 0.4%
Microchip Technology, Inc., Gtd. Notes, 144A(a)	4.250	09/01/25	7,772	8,150,101
Sensata Technologies UK Financing Co. PLC, Gtd. Notes, 144A(a)	6.250	02/15/26	5,120	5,333,445
				13,483,546
Software 1.7%
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25	6,000	6,480,372
BY Crown Parent LLC, Gtd. Notes, 144A	7.375	10/15/24	6,870	6,994,103
BY Crown Parent LLC/BY Bond Finance, Inc., Sr. Sec’d. Notes, 144A	4.250	01/31/26	9,290	9,546,260
Dun & Bradstreet Corp. (The),
Gtd. Notes, 144A(a)	10.250	02/15/27	2,049	2,303,054
Sr. Sec’d. Notes, 144A	6.875	08/15/26	6,850	7,349,947

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)

Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 SARL/Greeneden US Holdings I LLC, Gtd. Notes, 144A	10.000%	11/30/24	24,220	$25,431,000
				58,104,736
Telecommunications 7.8%
CenturyLink, Inc.,
Sr. Unsec’d. Notes(a)	5.625	04/01/25	5,000	5,376,035
Sr. Unsec’d. Notes, Series S	6.450	06/15/21	22,135	22,720,685
Sr. Unsec’d. Notes, Series T	5.800	03/15/22	1,700	1,770,650
Sr. Unsec’d. Notes, Series W	6.750	12/01/23	2,753	3,051,612
Sr. Unsec’d. Notes, Series Y	7.500	04/01/24	4,100	4,594,562

CommScope Technologies LLC, Gtd. Notes, 144A(a)	6.000	06/15/25	9,831	10,084,858
CommScope, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/24	1,000	1,030,790
Sr. Sec’d. Notes, 144A	6.000	03/01/26	11,375	12,004,505
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26	967	751,111
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25	2,846	2,721,015
Sr. Sec’d. Notes, 144A	8.750	05/25/24	17,350	17,725,466
Sr. Sec’d. Notes, 144A	8.750	05/25/24	6,172	6,306,163
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes (original cost $5,990,360; purchased 11/15/19 - 01/31/20)(f)	5.500	08/01/23(d)	6,971	4,704,731
Sr. Sec’d. Notes, 144A (original cost $21,056,784; purchased 03/20/19 - 11/14/19)(f)	8.000	02/15/24(d)	20,302	20,739,824
Level 3 Financing, Inc.,
Gtd. Notes(a)	5.250	03/15/26	995	1,029,805
Gtd. Notes	5.375	01/15/24	30,500	30,713,230
Gtd. Notes	5.375	05/01/25	4,870	5,012,084

Qwest Corp., Sr. Unsec’d. Notes	6.750	12/01/21	3,000	3,153,538
Sprint Communications, Inc., Gtd. Notes	6.000	11/15/22	5,580	6,008,783
Sprint Corp.,
Gtd. Notes(a)	7.125	06/15/24	11,700	13,612,710
Gtd. Notes	7.250	09/15/21	13,721	14,287,343

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Sprint Corp., (cont’d.)
Gtd. Notes	7.625%	02/15/25	5,365	$6,435,056
Gtd. Notes(a)	7.625	03/01/26	1,500	1,864,318
Gtd. Notes	7.875	09/15/23	26,784	30,909,046
T-Mobile USA, Inc.,
Gtd. Notes(a)	5.125	04/15/25	5,667	5,817,309
Gtd. Notes	6.000	04/15/24	15,275	15,560,609
Gtd. Notes	6.500	01/15/26	21,256	22,079,822

Zayo Group Holdings, Inc., Sr. Sec’d. Notes, 144A	4.000	03/01/27	3,654	3,641,481
				273,707,141
Transportation 0.9%
XPO Logistics, Inc.,
Gtd. Notes, 144A(a)	6.125	09/01/23	4,500	4,579,745
Gtd. Notes, 144A	6.250	05/01/25	12,075	12,952,973
Gtd. Notes, 144A	6.500	06/15/22	101	101,346
Gtd. Notes, 144A	6.750	08/15/24	11,875	12,574,960
				30,209,024

Total Corporate Bonds (cost $2,717,670,787)				2,722,638,889
Sovereign Bonds 0.0%
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A	0.500(cc)	07/31/30	324	206,685
Sr. Unsec’d. Notes, 144A	0.500(cc)	07/31/35	535	293,285
Sr. Unsec’d. Notes, 144A	0.500(cc)	07/31/40	125	62,461
Sr. Unsec’d. Notes, 144A	6.608(s)	07/31/30	92	40,995

Total Sovereign Bonds (cost $723,941)				603,426

Shares
Common Stocks 0.2%
Electric Utilities 0.2%
GenOn Energy Holdings, Inc. (Class A Stock)*^	41,315	6,734,345

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Entertainment 0.0%
AMC Entertainment Holdings, Inc. (Class A Stock)(a)	47,868	$204,396

Total Common Stocks (cost $0)		6,938,741
Exchange-Traded Funds 0.9%
iShares 0-5 Year High Yield Corporate Bond ETF(a)	375,000	16,901,250
SPDR Bloomberg Barclays Short Term High Yield Bond ETF(a)	575,000	15,318,000

Total Exchange-Traded Funds (cost $31,382,890)		32,219,250

Total Long-Term Investments (cost $3,288,950,719)		3,292,853,287

Short-Term Investments 13.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	178,544,469	178,544,469
PGIM Institutional Money Market Fund (cost $294,246,735; includes $294,198,079 of cash collateral for securities on loan)(b)(w)	294,409,619	294,291,855

Total Short-Term Investments (cost $472,791,204)		472,836,324

TOTAL INVESTMENTS 108.0% (cost $3,761,741,923)		3,765,689,611
Liabilities in excess of other assets(z) (8.0)%		(277,507,225)

Net Assets 100.0%		$3,488,182,386

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
DIP—Debtor-In-Possession
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
OTC—Over-the-counter
PIK—Payment-in-Kind
REITs—Real Estate Investment Trust

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
SARL—Société à Responsabilité Limitée
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $38,980,374 and 1.12% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $288,082,700; cash collateral of $294,198,079 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $45,707,679. The aggregate value of $31,505,838 is 0.90% of net assets.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at November 30, 2020:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Intelsat Jackson Holdings SA (Luxembourg), SuperPriority Secured DIP Term Loan, 3 Month LIBOR + 5.500% (Cap N/A, Floor 0.000%), 6.500%, Maturity Date 07/13/2021 (cost $980,920)	986	$1,004,957	$24,037	$—
Futures contracts outstanding at November 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,080	2 Year U.S. Treasury Notes	Mar. 2021	$238,519,687	$100,579
76	5 Year Euro-Bobl	Mar. 2021	12,262,212	(1,880)
597	10 Year U.S. Treasury Notes	Mar. 2021	82,488,612	112,297
5	20 Year U.S. Treasury Bonds	Mar. 2021	874,531	(476)

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Futures contracts outstanding at November 30, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
2	30 Year U.S. Ultra Treasury Bonds	Mar. 2021	$432,063	$51
3	Euro Schatz Index	Dec. 2020	401,961	355
				210,926
Short Positions:
188	10 Year Euro-Bund	Dec. 2020	39,300,829	(582,030)
134	10 Year U.K. Gilt	Mar. 2021	23,971,983	(32,290)
				(614,320)
				$(403,394)
Forward foreign currency exchange contracts outstanding at November 30, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 12/02/20	HSBC Bank USA, N.A.	EUR	1,370	$1,626,134	$1,634,636	$8,502	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 12/02/20	Citibank, N.A.	EUR	1,370	$1,620,975	$1,634,636	$—	$(13,661)
Expiring 01/12/21	HSBC Bank USA, N.A.	EUR	1,370	1,628,149	1,636,852	—	(8,703)
				$3,249,124	$3,271,488	—	(22,364)
						$8,502	$(22,364)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).